Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 10, 2012	Jun. 30, 2010
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	INFINITY PROPERTY & CASUALTY CORP
Entity Central Index Key	0001195933
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		11,798,366
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 656,865,463